Condensed Consolidated Balance Sheets (Parenthetical) (Unaudited) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 23, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Financial Position [Abstract]
Accounts receivable, allowance for doubtful accounts	$ 475	$ 462	$ 370
Deferred financing costs, accumulated amortization	$ 2,717	$ 2,539	$ 2,048
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	350,000,000	52,536,252	52,536,252
Common stock, shares issued	68,144,473	52,536,252	52,536,252
Common stock, shares outstanding	67,866,667	52,536,224	52,536,224
Preferred stock, par value	$ 0.01
Preferred stock, shares authorized	75,000,000
Preferred stock, shares issued	0
Preferred stock, shares outstanding	0